United States
     Securities And Exchange Commission
           Washington, DC  20549

               FORM  13F

         FORM  13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:
December 31, 2011

Check here if Amendment [      ];Amendment #:
This Amendment (Check only one.):
[    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:     Dudley & Shanley, LLC
Address:  130 Maple Avenue
          Suite 6
          Red Bank, NJ 07701-1729

13F File Number:   801-30300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf
Of Reporting Manager:

Name:    Frank E. Shanley
Title:      Manager
Phone:    732.936.1030

Signature, Place, and Date of Signing:

Frank E. Shanley, Red Bank, NJ, January 13, 2012

Report Type (Check only one.)

[ X ]    13F   HOLDINGS REPORT
[   ]    13F   NOTICE
[   ]    13F   COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS
REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.





FORM  13F  SUMMARY  PAGE

Report  Summary:

Number of Other Included Managers: 0

Form 13F Info. Table Entry Total:

Form 13F Info. Table Value Total:

List of Other Included Managers: None

No.    13F    File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems, Inc.            COM              00724F101    18216   644350 SH       Sole                   644350
African Potash                 COM              B4QYTJ5        128  1000000 SH       Sole                  1000000
Beacon Roofing Supply          COM              073685109     5249   259450 SH       Sole                   259450
Diamond Offshore Drill         COM              25271C102      497     9000 SH       Sole                     9000
EMC Corp.                      COM              268648102      625    29000 SH       Sole                    29000
Ecolab Inc.                    COM              278865100    32990   570657 SH       Sole                   570657
Enersys                        COM              29275Y102    16439   633000 SH       Sole                   633000
Fastenal Co.                   COM              311900104    13637   312700 SH       Sole                   312700
Fiserv Inc.                    COM              337738108    16901   287725 SH       Sole                   287725
Ford Motor Co.                 COM              345370860      552    51300 SH       Sole                    51300
Gardner Denver, Inc.           COM              365558105    16935   219765 SH       Sole                   219765
General Electric Co            COM              369604103     1224    68350 SH       Sole                    68350
Henry Schein Inc.              COM              806407102    16394   254450 SH       Sole                   254450
Intel Corp                     COM              458140100    19501   804150 SH       Sole                   804150
Intuit, Inc.                   COM              461202103    21379   406525 SH       Sole                   406525
Linear Technology              COM              535678106    19436   647232 SH       Sole                   647232
Mettler-Toledo Int'l           COM              592688105    16121   109136 SH       Sole                   109136
Microsoft Corp.                COM              594918104      869    33475 SH       Sole                    33475
Occidental Petroleum           COM              674599105    13301   141950 SH       Sole                   141950
Paccar Inc.                    COM              693718108    13952   372350 SH       Sole                   372350
Paychex, Inc.                  COM              704326107    17777   590400 SH       Sole                   590400
Polypore Int'l Inc.            COM              73179V103    17746   403400 SH       Sole                   403400
Robert Half Int'l              COM              770323103    17946   630575 SH       Sole                   630575
Rollins, Inc.                  COM              775711104    16329   734900 SH       Sole                   734900
SM Energy Company              COM              78454L100    33566   459182 SH       Sole                   459182
Schlumberger Ltd.              COM              806857108    11462   167800 SH       Sole                   167800
Toll Brothers, Inc.            COM              889478103      643    31500 SH       Sole                    31500
Verizon Comm.                  COM              92343V104      419    10450 SH       Sole                    10450
Vonage Holdings Corp.          COM              92886T201      201    82000 SH       Sole                    82000
Waters Corporation             COM              941848103    14186   191580 SH       Sole                   191580